Document and Entity Information Document (USD $)	12 Months Ended
	Sep. 30, 2013	Nov. 25, 2013	Mar. 31, 2013
Document Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Registrant Name	Spectrum Brands, Inc.
Entity Central Index Key	0001028985
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 0
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		0